Real Estate Inventories and Capitalized Interest (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate Inventories and Capitalized Interest
Schedule of real estate inventories

	December 31,
	2013	2012
	(in thousands)
Land and land improvements held for development or sale	$207,810	$140,048
Work in progress	38,486	18,943
Completed inventories	25,372	15,005
Investments in amenities	8,625	9,172

Total real estate inventories	$280,293	$183,168

Summary of capitalized interest

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Capitalized interest at the beginning of the year	$7,959	$1,014	$741
Interest incurred	14,278	16,227	18,215
Interest expensed	(2,537)	(6,978)	(16,954)
Interest charged to cost of sales	(4,257)	(2,304)	(988)

Capitalized interest at the end of the year	$15,443	$7,959	$1,014